FAIR VALUE MEASUREMENTS - Investments at Fair Value on Recurring Basis (Details) - EBP 105 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 195,886,406	$ 175,657,781
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	177,526,157	157,013,895
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	123,507,853	157,013,895
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	54,018,304	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,360,249	18,643,886
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	118,443,016	152,859,735
Registered investment companies | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	118,443,016	152,859,735
Registered investment companies | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	118,443,016	152,859,735
Registered investment companies | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Registered investment companies | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Collective investment trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	72,378,553	18,643,886
Collective investment trusts | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	54,018,304
Collective investment trusts | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Collective investment trusts | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	54,018,304
Collective investment trusts | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0
Collective investment trusts | Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	18,360,249	18,643,886
Company common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	5,064,837	4,154,160
Company common stock fund | Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	5,064,837	4,154,160
Company common stock fund | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	5,064,837	4,154,160
Company common stock fund | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Company common stock fund | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 0	$ 0